Segment information	12 Months Ended
Aug. 31, 2021
Segment information
Segment information

24. Segment information

The Company operates in two reportable business segments.

The two reportable business segments offer different products and services, require different processes and are based on how the financial information is produced internally for the purposes of monitoring operating results and making decisions about resource allocation and performance assessment by the Company’s Chief Operating Decision Maker.

The following summary describes the operations of each of the Company’s reportable business segments:

●	Sale of electric boats – manufacture of customized electric boats for consumer market and sale of boat parts maintenance, and
●	Rental of electric boat – short-term rental operation and boat club membership.

Sales between segments are accounted for at prices that approximate fair value. No business segments have been aggregated to form the above reportable business segments.

					Year ended	Year ended
					August 31,	August 31,
	Year ended August 31, 2021				2020	2019
		Rental of
		electric
		boats
		(for the 90-
		day period
	Sale of	ended	Inter-		Sale of	Sale of
	electric	August 31,	segment		electric	electric
	boats	2021)	eliminations	Total	boats	boats
	$	$	$	$	$	$
Revenue from external customers	2,158,240	1,355,548	—	3,513,788	2,417,173	2,869,377
Revenue from other segments	142,007	7,476	(149,483)	—	—	—
Segment revenues	2,300,247	1,363,024	(149,483)	3,513,788	2,417,173	2,869,377
Segment gross profit	640,228	988,644	(39,642)	1,604,182	604,390	1,285,364

Segment (loss) profit before tax	(15,581,767)	526,652	(32,255)	(15,008,317)	(2,254,223)	297,453
Research and development	1,489,953	—	—	1,489,953	—	—
Office salaries and benefits	1,557,966	199,599	—	1,754,613	315,138	372,961

					August 31,	August 31,
	August 31, 2021				2020	2019
	Sale of	Rental of	Sale of		Sale of	Sale of
	electric	electric	electric		electric	electric
	boats	boats	boats	Total	boats	boats
	$	$	$	$	$	$
Segment assets	35,175,599	12,734,296	(9,108,603)	38,801,292	3,631,625	1,914,562
Cash	17,210,266	937,555	—	18,147,821	1,296,756	—
Additions to property and equipment	432,547	145,275	(33,468)	544,354	77,966	175,952
Additions to intangible assets	1,102,662	—	—	1,102,662	—	—
Segment liabilities	2,400,829	2,938,746	(63,470)	5,276,105	2,839,710	2,046,864

The Company has disclosed the above amounts for each reportable segment because they are regularly reviewed by the Chief Operating Decision Maker.